Contract Assets, Net and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 200,911	$ 196,515
Additions	482,372	200,911
Acquisition of a subsidiary	1,741,094
Recognized to revenue during the year	(662,758)	(196,515)
Ending balance	$ 1,761,619	$ 200,911